SECURED NOTES- Movement in the Company's secured notes (Details) - CAD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
SECURED NOTES
Secured notes, beginning of year		$ 2,454,300
Purchase of secured notes			$ 2,464,000
Revaluation of secured notes		140,786	33,599
Foreign exchange loss		222,468	(43,299)
Secured notes, end of year	$ 2,454,300	2,817,554	2,454,300
Secured notes
SECURED NOTES
Secured notes, beginning of year	2,464,000	2,454,300
Revaluation of secured notes	33,599	140,786
Foreign exchange loss	(43,299)	222,468
Secured notes, end of year	$ 2,454,300	$ 2,817,554	$ 2,454,300